Restructuring, Impairment and Plant Closing and Transition Costs - Reserves for Restructuring, Impairment and Plant Closing and Transition Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued restructuring costs roll forward
Accrued liabilities at the beginning of the period	$ 19	$ 16	$ 32
Restructuring adjustments	0	2	0
Foreign currency effect on liability balance	(2)	1
Accrued liabilities at the end of the period	22	19	16
Current portion of restructuring reserves	15
Long-term portion of restructuring reserve	7
Initiatives2018AndPrior
Accrued restructuring costs roll forward
Restructuring charges			20
Restructuring payments			(36)
Initiatives2019
Accrued restructuring costs roll forward
Restructuring charges			5
Restructuring payments			(5)
2019 and prior initiatives
Accrued restructuring costs roll forward
Accrued liabilities at the beginning of the period	9
Restructuring charges		15
Restructuring payments		(20)
Restructuring adjustments		2
Accrued liabilities at the end of the period	8	9
Initiatives2020
Accrued restructuring costs roll forward
Accrued liabilities at the beginning of the period	10
Restructuring charges		10
Restructuring payments		(1)
Accrued liabilities at the end of the period	14	10
Initiatives2020AndPrior
Accrued restructuring costs roll forward
Restructuring charges	22
Restructuring payments	(17)
Titanium Dioxide
Accrued restructuring costs roll forward
Accrued liabilities at the beginning of the period	18	16	32
Foreign currency effect on liability balance	(2)
Accrued liabilities at the end of the period	21	18	16
Current portion of restructuring reserves	14
Long-term portion of restructuring reserve	7
Titanium Dioxide | Initiatives2018AndPrior
Accrued restructuring costs roll forward
Restructuring charges			20
Restructuring payments			(36)
Titanium Dioxide | Initiatives2019
Accrued restructuring costs roll forward
Restructuring charges			5
Restructuring payments			(5)
Titanium Dioxide | 2019 and prior initiatives
Accrued restructuring costs roll forward
Restructuring charges		14
Restructuring payments		(19)
Restructuring adjustments		2
Titanium Dioxide | Initiatives2020
Accrued restructuring costs roll forward
Restructuring charges		9
Restructuring payments		(1)
Titanium Dioxide | Initiatives2020AndPrior
Accrued restructuring costs roll forward
Restructuring charges	21
Restructuring payments	(16)
Performance Additives
Accrued restructuring costs roll forward
Accrued liabilities at the beginning of the period	1	0	0
Foreign currency effect on liability balance	0
Accrued liabilities at the end of the period	1	1	0
Current portion of restructuring reserves	1
Long-term portion of restructuring reserve	0
Performance Additives | Initiatives2018AndPrior
Accrued restructuring costs roll forward
Restructuring charges			0
Restructuring payments			0
Performance Additives | Initiatives2019
Accrued restructuring costs roll forward
Restructuring charges			0
Restructuring payments			$ 0
Performance Additives | 2019 and prior initiatives
Accrued restructuring costs roll forward
Restructuring charges		1
Restructuring payments		(1)
Restructuring adjustments		0
Performance Additives | Initiatives2020
Accrued restructuring costs roll forward
Restructuring charges		1
Restructuring payments		$ 0
Performance Additives | Initiatives2020AndPrior
Accrued restructuring costs roll forward
Restructuring charges	1
Restructuring payments	$ (1)